Lease - Schedule of Company’s Commitment for Minimum Lease Payment (Details) - Mar. 31, 2026	USD ($)	HKD ($)
Schedule of Company’s Commitment for Minimum Lease Payment [Abstract]
2027	$ 65,798	$ 515,856
2028	65,798	515,856
Total future lease payments	$ 131,596	$ 1,031,712